Net Income (Loss) Per Common Share - Reconciliation of Basic and Diluted Net Income (Loss) Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator for basic and diluted net income (loss) per common share:
Income (loss) from continuing operations									$ (5,856)	$ (171,766)	$ 21,925
Income (loss) from discontinued operations, net of tax	$ 4,579	$ 2,139	$ 374	$ 32,644	$ (6,150)	$ 17,159	$ 7,759	$ (74,939)	39,736	(56,171)	4,723
Less: Net income attributable to participating securities									0	0	(115)
Net income (loss) — used in basic and diluted net income (loss) per common share									$ 33,880	$ (227,937)	$ 26,533
Weighted average common shares outstanding including participating securities (in shares)									35,961	35,489	34,437
Less: Weighted average participating securities outstanding (in shares)									(1,002)	(921)	(149)
Weighted average common shares outstanding — used in basic net income (loss) per common share (in shares)									34,959	34,568	34,288
Net dilutive potential common shares issuable:
On exercise of options and vesting of restricted stock units (in shares)											16
Weighted average common shares outstanding — used in diluted net income (loss) per common share (in shares)									34,959	34,568	34,304
Net income (loss) per common share:
Basic (in dollars per share)	$ 0.18	$ 0.09	$ 0.10	$ 0.57	$ (0.77)	$ (0.37)	$ (2.76)	$ (2.70)	$ 0.97	$ (6.59)	$ 0.78
Diluted (in dollars per share)	$ 0.18	$ 0.09	$ 0.10	$ 0.56	$ (0.77)	$ (0.37)	$ (2.76)	$ (2.70)	$ 0.97	$ (6.59)	$ 0.78